Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)

Income tax provision (benefit) were comprised of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current income tax provision (benefits)
Federal	$-	$-	$-
State	1,600	1,600	4,000
Foreign	-	-	83,100
	1,600	1,600	87,100
Deferred income tax provision (benefits)
Federal	-	-	-
State	-	-	-
Foreign	-	(277,000)	-
	-	(277,000)	-
Income tax provision (benefits)	$1,600	$(275,400)	$87,100

Schedule of Reconciliation of Effective Income Tax Rate	The reconciliation of the U.S. federal statutory income tax rate to the 2025 effective income tax rate was as follows:
	For the years ended December 31, 2025
	Amount	%
Federal tax at statutory rate	$(7,200,700)	$21.0
State and local income taxes, net of federal effect* (a)	1,600	(0.0)
Change in valuation allowance	4,570,400	(13.3)
Non-taxable income or non-deductible expenses	0	(0.0)
Others	(200)	0.0
Foreign tax effects:
Singapore
Statutory income tax rate differential	327,900	(1.0)
Nondeductible Capital Loss	931,600	(2.7)
Change in Valuation Allowance	462,000	(1.3)
Cayman Islands
Statutory income tax rate differential	906,800	(2.6)
Other foreign jurisdictions	2,200	(0.0)
Income tax provision	$1,600	$(0.00)
	For the years ended December 31,
	2024	2023

Income tax benefits at statutory federal income tax rate	$(2,261,300)	$(976,100)
State tax expense, net of federal benefit	1,600	4,000
Foreign tax expenses (benefit)	(159,000)	54,700
Non-taxable income	(383,000)	(284,600)
Others	(14,830)	2,900
Impairment on long-term investments	131,530	-
Global intangible low tax income	-	173,700
Valuation allowance	2,409,600	1,112,500
Income tax provision (benefits)	$(275,400)	$87,100

Schedule of Deferred Tax Assets and Liabilities

Temporary differences and carry-forwards that give rise to a significant portion of deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Current and prior year tax losses	$13,120,500	$8,168,900
Deferred interest expense	3,991,300	3,991,300
Basis in deductible goodwill	722,000	787,700
Deferred maintenance, bad debt allowance and other	210,000	210,000
Capital loss carryforward	4,000	-
Gross deferred tax assets	18,047,800	13,157,900
Valuation allowance	(18,047,800)	(13,157,900)
Deferred tax assets, net of valuation allowance	$-	$-
	December 31, 2025	December 31, 2024
Deferred tax assets	$18,047,800	$13,157,900
Valuation allowance	(18,047,800)	(13,157,900)
Net deferred tax assets	$-	$-

Schedule of Income Taxes Paid/(Refund)

We applied ASU 2023-09 on a prospective basis. Accordingly, the income taxes paid/(refund) by jurisdiction (net of refunds received) below provide the disclosures required by ASU 2023-09 for the year ended December 31, 2025:

For the year ended December 31, 2025
US Federal	$-
US State - California	1,600
Foreign	-
Total income taxes paid (net of refunds received)	$1,600